Deferred Policy Acquisition Costs and Value of Business Acquired	12 Months Ended
Dec. 31, 2012
Certain Long-Duration Contracts/Deferred Policy Acquisition Costs and Value of Business Acquired/Reinsurance [Abstract]
Deferred Policy Acquisition Costs and Value of Business Acquired
(5)	Deferred Policy Acquisition Costs and Value of Business Acquired

Deferred Policy Acquisition Costs

The following table summarizes changes in the DAC balance, for the years ended:

(in millions)	December 31, 2012	December 31, 2011[1]	December 31, 2010[1]
Balance at beginning of year	$3,487	$3,125	$3,107
Capitalization of DAC	470	604	501
Amortization of DAC, excluding unlocks	(525)	(200)	(290)
Amortization of DAC related to unlocks	(50)	135	(9)
Adjustments to DAC related to unrealized gains and losses on securities available-for-sale	(133)	(177)	(184)

Balance at end of year	$3,249	$3,487	$3,125

[1]	The balances reflect a change in accounting principle, as described in Note 2.

During 2012, the Company incurred additional DAC amortization of $50 million related to the financial services operations as a result of the annual comprehensive review of model assumptions, as well as a deviation from equity market performance as compared to assumed net separate account returns. The updated assumptions were primarily related to actual gross profits and the in force block of business deviating from expectations, renewal premiums, general account margins and lapses.

During 2011, the Company recognized a reduction in DAC amortization of $135 million related to the financial services operations as a result of the annual comprehensive review of model assumptions. The updated assumptions related to interest spread, mortality, maintenance expense and market performance assumptions. The 2011 reduction in DAC amortization reflects the impact of the retrospective change in accounting principle described in Note 2.

Value of Business Acquired

The following table summarizes changes in the VOBA balance for the years ended:

(in millions)	December 31, 2012	December 31, 2011	December 31, 2010
Balance at beginning of year	$238	$259	$277
Amortization of VOBA, excluding unlocks	(22)	(29)	(33)
Amortization of VOBA related to unlocks	8	16	13
Net realized gains on investments	2	2	1
Adjustments to VOBA related to unrealized gains and losses on securities available-for-sale	(2)	(10)	1

Balance at end of year	$224	$238	$259

Interest on the unamortized VOBA balance (at interest rates ranging from 4.50% to 7.56%) is included in amortization and was $16 million, $17 million and $18 million during the years ended December 31, 2012, 2011 and 2010, respectively. Additionally, the VOBA gross carrying amount was $583 million and $585 million and accumulated amortization was $359 million and $347 million as of December 31, 2012 and 2011, respectively. The initial useful life related to the VOBA balances is 28 years.

Based on current assumptions, which are subject to change, the following table summarizes estimated amortization of VOBA for the next five years ended December 31:

(in millions)	VOBA
2013	$20
2014	$16
2015	$15
2016	$14
2017	$13